Pioneer Balanced ESG Fund
(Formerly Pioneer Classic Balanced Fund)*

Schedule of Investments | April 30, 2020

Ticker Symbols:
Class A	AOBLX
Class C	PCBCX
Class K	PCBKX
Class R	CBPRX
Class Y	AYBLX

* Effective September 1, 2019, Pioneer Classic Balanced Fund was renamed Pioneer Balanced ESG Fund.

Schedule of Investments | 4/30/20 (unaudited)

Shares	Value
UNAFFILIATED ISSUERS - 99.8%
COMMON STOCKS - 63.0% of Net Assets
Air Freight & Logistics - 0.2%
9,033	CH Robinson Worldwide, Inc.	$640,440
Total Air Freight & Logistics	$640,440
Banks - 2.3%
302,136	Bank of America Corp.	$7,266,371
Total Banks	$7,266,371
Beverages - 1.4%
33,998	PepsiCo., Inc.	$4,497,595
Total Beverages	$4,497,595
Biotechnology - 1.4%
42,738	AbbVie, Inc.	$3,513,064
3,204(a)	Biogen, Inc.	951,043
Total Biotechnology	$4,464,107
Capital Markets - 1.9%
24,402	CME Group, Inc.	$4,348,680
14,952	T.Rowe Price Group, Inc.	1,728,900
Total Capital Markets	$6,077,580
Chemicals - 0.9%
36,085	Dow, Inc.	$1,323,959
19,568	HB Fuller Co.	719,907
48,062	Huntsman Corp.	807,922
Total Chemicals	$2,851,788
Commercial Services & Supplies - 1.1%
54,048(a)	IAA, Inc.	$2,086,253
80,453	KAR Auction Services, Inc.	1,205,186
Total Commercial Services & Supplies	$3,291,439
Communications Equipment - 3.5%
127,463	Cisco Systems, Inc.	$5,401,882
38,652	Motorola Solutions, Inc.	5,558,544
Total Communications Equipment	$10,960,426
Diversified Telecommunication Services - 3.7%
157,762	CenturyLink, Inc.	$1,675,432
177,899	Verizon Communications, Inc.	10,220,298
Total Diversified Telecommunication Services	$11,895,730
Electronic Equipment, Instruments & Components - 0.4%
19,863	TE Connectivity, Ltd.	$1,459,136
Total Electronic Equipment, Instruments & Components	$1,459,136
Equity Real Estate Investment Trusts (REITs) - 2.4%
11,933	Alexandria Real Estate Equities, Inc.	$1,874,555
22,892	Crown Castle International Corp.	3,649,672
2,942	Equinix, Inc.	1,986,438
Total Equity Real Estate Investment Trusts (REITs)	$7,510,665
Financials - 0.4%
32,871	Charles Schwab Corp.	$1,239,894
Total Financials	$1,239,894
Food Products - 0.4%
9,020	Hershey Co.	$1,194,519
Total Food Products	$1,194,519
Health Care - 1.9%
60,121	Medtronic Plc	$5,869,613
Total Health Care	$5,869,613
Health Care Equipment & Supplies - 0.9%
11,494	Becton Dickinson and Co.	$2,902,580
Total Health Care Equipment & Supplies	$2,902,580
Health Care Providers & Services - 2.6%
6,298	Anthem, Inc.	$1,768,037
44,020	CVS Health Corp.	2,709,431
30,062	Quest Diagnostics, Inc.	3,310,127
Total Health Care Providers & Services	$7,787,595
Hotels, Restaurants & Leisure - 1.1%
46,689	Cedar Fair LP	$1,346,511
11,844	McDonald’s Corp.	2,221,461
Total Hotels, Restaurants & Leisure	$3,567,972
Household Products - 1.6%
43,044	Procter & Gamble Co.	$5,073,596
Total Household Products	$5,073,596
Industrial Conglomerates - 1.3%
29,434	Honeywell International, Inc.	$4,176,685
Total Industrial Conglomerates	$4,176,685
Insurance - 2.6%
18,993	First American Financial Corp.	$875,957
18,529	Lincoln National Corp.	657,224
58,134	Progressive Corp.	4,493,758
63,649	Sun Life Financial, Inc.	2,186,343
Total Insurance	$8,213,282
Shares	Value
Interactive Media & Services - 3.9%
9,207(a)	Alphabet, Inc.	$12,399,067
Total Interactive Media & Services	$12,399,067
Internet & Direct Marketing Retail - 4.3%
5,522(a)	Amazon.com, Inc.	$13,661,428
Total Internet & Direct Marketing Retail	$13,661,428
IT Services - 2.2%
11,758	Accenture Plc	$2,177,464
13,478	Automatic Data Processing, Inc.	1,977,088
21,565	Fidelity National Information Services, Inc.	2,844,208
Total IT Services	$6,998,760
Machinery - 0.6%
46,431	Timken Co.	$1,744,877
Total Machinery	$1,744,877
Media - 1.5%
121,102	Comcast Corp.	$4,557,068
Total Media	$4,557,068
Multiline Retail - 0.6%
10,322	Dollar General Corp.	$1,809,447
Total Multiline Retail	$1,809,447
Oil, Gas & Consumable Fuels - 1.6%
14,329	EOG Resources, Inc.	$680,771
13,269	Phillips 66	970,892
26,634	Royal Dutch Shell Plc (A.D.R.)	882,384
65,129	Targa Resources Corp.	844,072
25,997	Valero Energy Corp.	1,646,910
Total Oil, Gas & Consumable Fuels	$5,025,029
Pharmaceuticals - 5.0%
95,203	AstraZeneca Plc (A.D.R.)	$4,977,213
39,407(a)	Elanco Animal Health, Inc.	973,747
25,003	Eli Lilly & Co.	3,866,464
39,992	Merck & Co., Inc.	3,172,965
22,087	Zoetis, Inc.	2,856,070
Total Pharmaceuticals	$15,846,459
Semiconductors & Semiconductor Equipment - 2.3%
13,053	Lam Research Corp.	$3,332,170
40,077(a)	Micron Technology, Inc.	1,919,287
18,936	MKS Instruments, Inc.	1,897,955
Total Semiconductors & Semiconductor Equipment	$7,149,412
Software - 4.2%
21,843(a)	Guidewire Software, Inc.	$1,984,218
63,319	Microsoft Corp.	11,347,398
Total Software	$13,331,616
Specialty Retail - 2.1%
17,498	Home Depot, Inc.	$3,846,585
34,957	TJX Cos., Inc.	1,714,641
10,311	Tractor Supply Co.	1,045,845
Total Specialty Retail	$6,607,071
Technology Hardware, Storage & Peripherals - 2.0%
15,876	Apple, Inc.	$4,664,369
33,716	NetApp, Inc.	1,475,749
Total Technology Hardware, Storage & Peripherals	$6,140,118
Textiles, Apparel & Luxury Goods - 0.3%
13,275	Carter’s, Inc.	$1,038,105
Total Textiles, Apparel & Luxury Goods	$1,038,105
Trading Companies & Distributors - 0.4%
9,552(a)	United Rentals, Inc.	$1,227,432
Total Trading Companies & Distributors	$1,227,432
TOTAL COMMON STOCKS
(Cost $173,570,931)	$198,476,902
CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
Financials - 0.3%
656(b)	Wells Fargo & Co., 7.5%	$917,639
Total Financials	$917,639
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $984,522)	$917,639
Principal Amount USD ($)	Value
ASSET BACKED SECURITIES - 2.1% of Net Assets
100,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	$102,805
300,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	307,976
200,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	202,364
250,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 5.678% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	201,336
250,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 8.898% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	177,898
359,624	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	339,504
Principal Amount USD ($)	Value
ASSET BACKED SECURITIES - (continued)
250,000(c)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 5.878% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	$210,712
193,765(d)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	198,319
100,000	Conn’s Receivables Funding LLC, Series 2019-B, Class B, 3.62%, 6/17/24 (144A)	84,616
199,000	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	194,829
250,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 6.225% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	196,442
144,805	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	140,012
179,118	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	159,938
570,000(c)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.751% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	516,275
200,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	183,618
250,000(c)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 9.192% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	186,451
84,823	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	81,821
250,000	NFAS LLC, Series 2019-1, Class A, 4.172%, 8/15/24 (144A)	240,141
200,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	198,687
250,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	247,929
250,000(c)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 3.583% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	231,546
300,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	290,080
210,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	199,730
200,000	Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	178,718
250,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 5.941% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	196,254
250,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 9.451% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	153,123
191,809	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	177,336
250,000(c)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 0.0% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	216,921
178,681(d)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	180,070
170,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	173,177
425,721	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	388,029
59,841	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	59,422
100,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)	82,967
TOTAL ASSET BACKED SECURITIES
(Cost $7,400,904)	$6,699,046
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9% of Net Assets
110,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	$104,607
298,871(c)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 1.027% (1 Month USD LIBOR + 54 bps), 8/25/35	291,322
172,219(c)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 2.087% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	166,055
123,373(c)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.337% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	116,140
150,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 2.237% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	129,917
657,982(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	674,492
700,997(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.787% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	639,396
190,000(c)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.587% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	160,670
230,000(c)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.587% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	198,839
60,000(c)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 2.537% (1 Month USD LIBOR + 205 bps), 1/25/40 (144A)	45,256
150,000(c)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.487% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	105,806
100,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 4.137% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	70,741
120,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 4.137% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	82,106
105,558(c)	Eagle Re, Ltd., Series 2018-1, Class M1, 2.187% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	100,279
283,394(c)	Eagle Re, Ltd., Series 2019-1, Class M1B, 2.287% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	265,756
225,258(d)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	230,927
228,344(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 3.037% (1 Month USD LIBOR + 255 bps), 12/25/30	197,418
88,141(c)	Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 1.464% (1 Month USD LIBOR + 65 bps), 2/15/24	87,267
751,640	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.5%, 11/15/25	801,465
28,053(c)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 1.214% (1 Month USD LIBOR + 40 bps), 5/15/41	27,929
224,507(c)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 5.736% (1 Month USD LIBOR + 655 bps), 8/15/42	50,659
Principal Amount USD ($)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
37,605(c)	Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 0.787% (1 Month USD LIBOR + 30 bps), 4/25/36	$37,278
27,642(c)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 0.807% (1 Month USD LIBOR + 32 bps), 11/25/36	27,405
16,280(c)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 1.037% (1 Month USD LIBOR + 55 bps), 9/25/37	16,280
92,493(c)	Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 0.937% (1 Month USD LIBOR + 45 bps), 7/25/41	92,252
390,475(d)	Flagstar Mortgage Trust, Series 2020-1INV, Class A3, 3.0%, 3/25/50 (144A)	391,988
170,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 2.337% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)	125,881
150,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.587% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	104,870
124,594(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 1.237% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	123,733
270,410(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 3.397% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	234,360
73,454(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.837% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	66,925
310,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 2.987% (1 Month USD LIBOR + 250 bps), 3/25/30	291,517
924,290(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	106,045
546,576(c)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 2.632% (1 Month USD LIBOR + 335 bps), 1/20/50	54,336
467,817(d)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A1, 2.625%, 1/25/59 (144A)	462,743
60,484(c)	Home Re, Ltd., Series 2018-1, Class M1, 2.087% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	57,214
105,148(c)	Home Re, Ltd., Series 2019-1, Class M1, 2.137% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	99,109
425,535(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	432,369
942,226(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	961,061
360,000(c)	Mortgage Insurance-Linked Notes, Series 2020-1, Class M1C, 2.237% (1 Month USD LIBOR + 175 bps), 2/25/30 (144A)	301,030
201,676(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	195,208
226,798(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	232,896
265,000(c)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 2.062% (1 Month USD LIBOR + 158 bps), 12/25/34	243,187
424,496(d)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	435,430
22,968(c)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.887% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	22,604
243,148(c)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.437% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	225,359
250,000(d)	RMF Buyout Issuance Trust, Series 2020-1, Class M2, 2.623%, 2/25/30 (144A)	238,530
127,675(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	123,699
330,000(c)	STACR Trust, Series 2018-HRP2, Class M3, 2.887% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	240,671
750,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	767,112
650,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	658,986
246,357(d)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	240,798
106,412(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	106,027
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,840,552)	$12,263,950
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2% of Net Assets
200,000(c)	Austin Fairmont Hotel Trust , Series 2019-FAIR, Class A, 1.864% (1 Month USD LIBOR + 105 bps), 9/15/32 (144A)	$165,102
200,000(d)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.922%, 2/27/48 (144A)	201,074
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	512,141
200,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	225,657
150,000	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.352%, 12/15/62	159,936
400,000(c)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 2.064% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	377,218
100,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	111,850
250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	262,546
248,926(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 3.164% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	178,399
500,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	512,646
334,196	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	348,557
750,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	777,211
400,000(c)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.964% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	369,394
100,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.482%, 11/15/48	98,849
500,000(d)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.729%, 11/15/48	436,839
1,751,568(d)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.774%, 10/16/58	106,492
290,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	302,277
400,000(c)	GS Mortgage Securities Trust, Series 2020-DUNE, Class C, 2.464% (1 Month USD LIBOR + 165 bps), 12/15/36 (144A)	316,187
Principal Amount USD ($)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	$207,462
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	384,620
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	285,846
2,450,000(d)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.193%, 6/15/51	23,133
300,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	319,533
250,000(d)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	177,167
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $7,160,820)	$6,860,136
CORPORATE BONDS - 13.5% of Net Assets
Advertising - 0.2%
134,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$138,748
25,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	23,016
15,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)	13,725
300,000	Omnicom Group, Inc., 2.45%, 4/30/30	274,372
Total Advertising	$449,861
Aerospace & Defense - 0.3%
526,000	Boeing Co., 3.75%, 2/1/50	$420,446
240,000	Boeing Co., 5.805%, 5/1/50	240,000
355,000	Rockwell Collins, Inc., 3.2%, 3/15/24	376,707
Total Aerospace & Defense	$1,037,153
Agriculture - 0.0%†
100,000	Cargill, Inc., 2.125%, 4/23/30 (144A)	$101,408
Total Agriculture	$101,408
Airlines - 0.1%
146,789	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$126,746
140,000	Southwest Airlines Co., 2.625%, 2/10/30	113,620
Total Airlines	$240,366
Auto Manufacturers - 0.1%
300,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$282,000
Total Auto Manufacturers	$282,000
Banks – 2.8%
200,000	ABN AMRO Bank NV, 4.8%, 4/18/26 (144A)	$216,289
200,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	203,378
200,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	199,500
217,000(d)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	260,575
205,000(b)(d)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	184,244
475,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	472,031
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	217,046
250,000	Capital One NA, 2.15%, 9/6/22	249,140
245,000(b)(d)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	213,150
200,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	208,322
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	258,044
250,000	Credit Suisse AG, 2.1%, 11/12/21	252,645
391,000(b)(d)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	349,945
465,000(b)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	467,799
435,000(b)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	411,075
195,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	203,868
140,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	155,414
200,000	HSBC Holdings Plc, 4.875%, 1/14/22	209,803
400,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	389,122
413,000(b)(d)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	370,461
951,000(b)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	884,430
250,000	Morgan Stanley, 4.1%, 5/22/23	263,999
450,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	468,709
375,000	PNC Bank NA, 2.7%, 10/22/29	388,191
650,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	634,562
225,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	230,084
250,000	Truist Bank, 2.25%, 3/11/30	243,292
240,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	245,400
65,000(b)(d)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	65,455
Total Banks	$8,915,973
Building Materials - 0.0%†
118,000	Carrier Global Corp., 2.722%, 2/15/30 (144A)	$111,532
120,000	Martin Marietta Materials, Inc., 2.5%, 3/15/30	112,511
Total Building Materials	$224,043
Chemicals - 0.1%
220,000	Albemarle Wodgina Pty, Ltd., 3.45%, 11/15/29 (144A)	$209,240
107,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	85,600
65,000	Sherwin-Williams Co., 3.3%, 5/15/50	66,514
Total Chemicals	$361,354
Commercial Services - 0.1%
35,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$35,983
115,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	110,687
115,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	102,040
Principal Amount USD ($)	Value
Commercial Services - (continued)
70,000	United Rentals North America, Inc., 3.875%, 11/15/27	$68,425
24,000	Verisk Analytics, Inc., 5.5%, 6/15/45	31,249
Total Commercial Services	$348,384
Computers - 0.0%†
80,000	NCR Corp., 6.375%, 12/15/23	$81,000
Total Computers	$81,000
Diversified Financial Services - 0.3%
300,000	Capital One Financial Corp., 3.75%, 4/24/24	$311,053
110,000	Capital One Financial Corp., 4.25%, 4/30/25	117,154
117,000(b)(d)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	119,779
15,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	12,796
53,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	50,681
250,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	267,141
Total Diversified Financial Services	$878,604
Electric - 1.3%
125,000	American Electric Power Co., Inc., 4.3%, 12/1/28	$142,675
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	282,551
76,000(f)	Dominion Energy, Inc., 3.071%, 8/15/24	79,599
222,000(b)(d)	Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)	215,895
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	310,322
125,000	Duke Energy Indiana LLC, 2.75%, 4/1/50	127,424
230,000	Edison International, 2.95%, 3/15/23	230,075
200,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	225,472
310,000	Iberdrola International BV, 6.75%, 7/15/36	441,790
121,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	122,339
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	401,659
250,000	PPL Capital Funding, Inc., 3.1%, 5/15/26	261,458
175,000	PPL Capital Funding, Inc., 3.5%, 12/1/22	181,594
215,000	Sempra Energy, 3.4%, 2/1/28	226,268
163,000	Southern California Edison Co., 3.65%, 2/1/50	177,198
185,000	Southern California Edison Co., 4.875%, 3/1/49	232,702
300,000	Southwestern Electric Power Co., 3.9%, 4/1/45	325,592
200,000	Virginia Electric & Power Co., 4.45%, 2/15/44	252,979
Total Electric	$4,237,592
Electronics - 0.4%
220,000	Amphenol Corp., 3.125%, 9/15/21	$223,430
81,000	Amphenol Corp., 3.2%, 4/1/24	85,392
113,000	Amphenol Corp., 4.35%, 6/1/29	127,094
250,000	Flex, Ltd., 4.75%, 6/15/25	267,192
348,000	Flex, Ltd., 4.875%, 6/15/29	353,254
Total Electronics	$1,056,362
Energy-Alternate Sources - 0.0%†
53,358	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$61,993
46,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	47,150
Total Energy-Alternate Sources	$109,143
Food - 0.1%
50,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$50,687
300,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	302,660
50,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	49,201
Total Food	$402,548
Forest Products & Paper - 0.1%
250,000	International Paper Co., 6.0%, 11/15/41	$316,822
41,000	International Paper Co., 7.3%, 11/15/39	57,348
Total Forest Products & Paper	$374,170
Gas - 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$344,654
250,000	Southern California Gas Co., 5.125%, 11/15/40	325,854
Total Gas	$670,508
Hand & Machine Tools - 0.0%†
64,000(d)	Stanley Black & Decker, Inc., 4.0% (5 Year CMT Index + 266 bps), 3/15/60	$61,999
Total Hand & Machine Tools	$61,999
Healthcare-Products - 0.2%
224,000	Abbott Laboratories, 3.75%, 11/30/26	$258,578
290,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	329,847
Total Healthcare-Products	$588,425
Healthcare-Services - 0.3%
135,000	Anthem, Inc., 3.125%, 5/15/50	$134,842
135,000	Centene Corp., 3.375%, 2/15/30 (144A)	136,012
35,000	Centene Corp., 4.25%, 12/15/27 (144A)	36,619
70,000	Centene Corp., 4.625%, 12/15/29 (144A)	76,650
40,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	41,216
350,000	UnitedHealth Group, Inc., 3.1%, 3/15/26	382,317
Total Healthcare-Services	$807,656
Principal Amount USD ($)	Value
Home Builders - 0.0%†
83,000	Meritage Homes Corp., 6.0%, 6/1/25	$84,660
Total Home Builders	$84,660
Household Products & Wares - 0.0%†
54,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$55,222
Total Household Products & Wares	$55,222
Insurance - 1.5%
250,000	AXA SA, 8.6%, 12/15/30	$347,130
335,000	CNO Financial Group, Inc., 5.25%, 5/30/29	351,839
50,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	60,415
225,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	231,655
155,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	188,391
875,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	1,374,705
115,000	Nationwide Financial Services, Inc., 3.9%, 11/30/49 (144A)	113,185
250,000	Nationwide Financial Services, Inc., 5.3%, 11/18/44 (144A)	288,765
270,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	271,435
80,000	New York Life Insurance Co., 3.75%, 5/15/50 (144A)	90,757
220,000	Principal Financial Group, Inc., 3.3%, 9/15/22	226,891
131,000	Progressive Corp., 3.95%, 3/26/50	164,623
305,000	Prudential Financial, Inc., 3.0%, 3/10/40	294,292
250,000	Prudential Financial, Inc., 3.878%, 3/27/28	279,549
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	128,277
110,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	140,564
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	30,602
40,000	Willis North America, Inc., 2.95%, 9/15/29	40,649
Total Insurance	$4,623,724
Internet - 0.2%
320,000	Booking Holdings, Inc., 4.625%, 4/13/30	$355,254
290,000	Expedia Group, Inc., 3.25%, 2/15/30	242,054
Total Internet	$597,308
Leisure Time - 0.0%†
20,000	Carnival Corp., 3.95%, 10/15/20	$19,427
25,000	Carnival Corp., 11.5%, 4/1/23 (144A)	26,121
Total Leisure Time	$45,548
Lodging - 0.0%†
25,000	Marriott International, Inc., 5.75%, 5/1/25	$26,127
Total Lodging	$26,127
Machinery-Construction & Mining - 0.3%
175,000	Caterpillar Financial Services Corp., 1.9%, 9/6/22	$178,617
515,000	Caterpillar Financial Services Corp., 2.15%, 11/8/24	534,088
Total Machinery-Construction & Mining	$712,705
Media - 0.2%
170,000	Comcast Corp., 4.15%, 10/15/28	$199,004
120,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	65,700
350,000	Walt Disney Co., 3.8%, 3/22/30	402,016
Total Media	$666,720
Mining - 0.2%
200,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	$210,704
250,000	Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	293,386
40,000	Novelis Corp., 4.75%, 1/30/30 (144A)	35,124
Total Mining	$539,214
Miscellaneous Manufacturers - 0.0%†
95,000	General Electric Co., 4.25%, 5/1/40	$95,323
105,000	General Electric Co., 4.35%, 5/1/50	105,799
Total Miscellaneous Manufacturers	$201,122
Multi-National - 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	$333,000
Total Multi-National	$333,000
Oil & Gas - 0.4%
25,000	Apache Corp., 4.25%, 1/15/30	$19,246
280,000	Apache Corp., 4.375%, 10/15/28	222,846
310,000	Cenovus Energy, Inc., 6.75%, 11/15/39	219,239
95,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	65,550
110,000	Newfield Exploration Co., 5.625%, 7/1/24	78,254
124,000	Petroleos Mexicanos, 5.35%, 2/12/28	92,381
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	270,407
162,000	Valero Energy Corp., 6.625%, 6/15/37	193,328
Total Oil & Gas	$1,161,251
Pharmaceuticals - 0.9%
618,000	Abbvie, Inc., 3.2%, 11/21/29 (144A)	$656,598
117,000	AbbVie, Inc., 4.05%, 11/21/39 (144A)	129,770
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	221,637
93,000	Cardinal Health, Inc., 4.9%, 9/15/45	105,559
90,000	Cigna Corp., 3.4%, 3/15/50	94,434
135,000	Cigna Corp., 4.375%, 10/15/28	154,559
104,394	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	110,326
90,375	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	99,581
Principal Amount USD ($)	Value
Pharmaceuticals - (continued)
71,551	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	$85,910
285,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	293,210
200,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	213,707
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25 (144A)	207,160
Total Pharmaceuticals	$2,372,451
Pipelines - 1.2%
56,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$55,673
125,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	112,571
68,000	Enable Midstream Partners LP, 4.4%, 3/15/27	52,697
332,000	Enable Midstream Partners LP, 4.95%, 5/15/28	255,125
225,000	Enbridge, Inc., 3.7%, 7/15/27	227,273
215,000(b)(d)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	168,108
210,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	85,313
47,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	18,800
33,000	Enterprise Products Operating LLC, 3.95%, 1/31/60	30,369
85,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	74,477
345,000	Kinder Morgan, Inc., 5.05%, 2/15/46	380,988
108,000(c)	MPLX LP, 1.899% (3 Month USD LIBOR + 90 bps), 9/9/21	101,606
280,000	MPLX LP, 4.25%, 12/1/27 (144A)	269,225
105,000	MPLX LP, 4.875%, 12/1/24	104,322
55,000	MPLX LP, 4.875%, 6/1/25	53,664
400,000	Phillips 66 Partners LP, 3.75%, 3/1/28	387,870
290,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	297,273
176,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	146,960
300,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	293,928
205,000	Williams Cos., Inc., 5.75%, 6/24/44	223,129
242,000	Williams Cos., Inc., 7.75%, 6/15/31	287,188
Total Pipelines	$3,626,559
Real Estate - 0.1%
250,000(b)(d)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$234,720
Total Real Estate	$234,720
REITs - 0.6%
50,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$53,321
250,000	Boston Properties LP, 2.75%, 10/1/26	249,930
300,000	Duke Realty LP, 3.75%, 12/1/24	313,425
250,000	Essex Portfolio LP, 3.5%, 4/1/25	261,122
89,000	Healthcare Realty Trust, Inc., 2.4%, 3/15/30	78,659
250,000	Highwoods Realty LP, 3.625%, 1/15/23	255,904
160,000	iStar, Inc., 4.25%, 8/1/25	126,400
65,000	iStar, Inc., 4.75%, 10/1/24	54,275
96,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	95,460
125,000	Simon Property Group LP, 3.25%, 9/13/49	103,681
155,000	UDR, Inc., 4.0%, 10/1/25	161,993
140,000	UDR, Inc., 4.4%, 1/26/29	153,410
Total REITs	$1,907,580
Retail - 0.0%†
15,000	1011778 BC ULC/New Red Finance, Inc., 5.75%, 4/15/25 (144A)	$15,788
25,000	QVC, Inc., 4.75%, 2/15/27	22,498
96,000	Starbucks Corp., 3.35%, 3/12/50	93,142
Total Retail	$131,428
Semiconductors - 0.1%
291,000	Broadcom, Inc., 5.0%, 4/15/30 (144A)	$327,313
Total Semiconductors	$327,313
Software - 0.2%
315,000	Citrix Systems, Inc., 3.3%, 3/1/30	$318,361
122,000	Fiserv, Inc., 3.8%, 10/1/23	131,878
235,000	salesforce.com, Inc., 3.7%, 4/11/28	268,022
Total Software	$718,261
Telecommunications - 0.2%
110,000	CenturyLink, Inc., 5.8%, 3/15/22	$112,633
200,000	Deutsche Telekom International Finance BV, 1.95%, 9/19/21 (144A)	200,623
130,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	128,804
Total Telecommunications	$442,060
Transportation - 0.6%
150,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$200,758
74,000	Canadian Pacific Railway Co., 2.05%, 3/5/30	73,592
250,000	FedEx Corp., 4.55%, 4/1/46	267,476
250,000	Norfolk Southern Corp., 2.9%, 6/15/26	264,457
370,000	Union Pacific Corp., 3.375%, 2/1/35	412,640
260,000	Union Pacific Corp., 3.75%, 2/5/70	278,556
350,000	United Parcel Service, Inc., 4.45%, 4/1/30	424,102
Total Transportation	$1,921,581
Trucking & Leasing - 0.1%
65,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	$66,960
205,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	208,194
Principal Amount USD ($)	Value
Trucking & Leasing - (continued)
99,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	$106,718
Total Trucking & Leasing	$381,872
Water - 0.0%†
80,000	Essential Utilities, Inc., 3.351%, 4/15/50	$83,751
75,000	Essential Utilities, Inc., 3.566%, 5/1/29	81,109
Total Water	$164,860
TOTAL CORPORATE BONDS
(Cost $42,033,480)	$42,503,835
FOREIGN GOVERNMENT BOND - 0.1% of Net Assets
Mexico - 0.1%
300,000	Mexico Government International Bond, 4.6%, 2/10/48	$272,628
Total Mexico	$272,628
TOTAL FOREIGN GOVERNMENT BOND
(Cost $276,545)	$272,628
INSURANCE-LINKED SECURITIES - 0.5% of Net Assets(g)
Event Linked Bonds - 0.4%
Earthquakes - California - 0.1%
250,000(c)	Ursa Re, 3.594% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$248,750
Health - U.S. - 0.0%†
250,000(c)	Vitality Re X, Ltd., 1.75% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$212,500
Multiperil - U.S. - 0.2%
250,000(c)	Residential Reinsurance 2016, 4.064% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	$246,400
250,000(c)	Residential Reinsurance 2017, 5.854% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)	232,100
250,000(c)	Tailwind Re 2017-1, 7.454% (3 Month U.S. Treasury Bill + 736 bps), 1/8/22 (144A)	246,825
$725,325
Multiperil - U.S. & Canada - 0.1%
250,000(c)	Mona Lisa Re, 8.0% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$243,825
Total Event Linked Bonds	$1,430,400
Face Amount USD ($)	Value
Collateralized Reinsurance - 0.0%†
Multiperil - Worldwide - 0.0%†
250,000+(a)(i)	Resilience Re, 4/6/21	$25
Total Collateralized Reinsurance	$25
Reinsurance Sidecars - 0.1%
Multiperil - U.S. - 0.0%†
125,001+(a)(i)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	$17,961
Multiperil - Worldwide - 0.1%
250,000+(a)(i)	Bantry Re 2016, 3/31/21	$20,150
100,000+(a)(j)	Lorenz Re 2018, 7/1/21	7,170
250,000+(a)(i)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	204,748
$232,068
Total Reinsurance Sidecars	$250,029
TOTAL INSURANCE-LINKED SECURITIES
(Cost $1,844,381)	$1,680,454
Principal Amount USD ($)	Value
MUNICIPAL BONDS - 0.2% of Net Assets(k)
Municipal Education - 0.1%
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$123,841
Total Municipal Education	$123,841
Municipal General - 0.0%†
100,000(h)	Central Texas Regional Mobility Authority, 1/1/25	$90,929
Total Municipal General	$90,929
Municipal Higher Education - 0.1%
200,000	University of California, Series AG, 4.062%, 5/15/33	$210,360
Total Municipal Higher Education	$210,360
Municipal Medical - 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$113,419
Total Municipal Medical	$113,419
TOTAL MUNICIPAL BONDS
(Cost $477,992)	$538,549
SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.5% of Net Assets*(c)
Beverage, Food & Tobacco - 0.1%
210,923	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 2.41% (LIBOR + 200 bps), 12/18/24	$208,629
Total Beverage, Food & Tobacco	$208,629
Broadcasting & Entertainment - 0.1%
197,564	Sinclair Television Group, Inc., Tranche B Term Loan, 2.66% (LIBOR + 225 bps), 1/3/24	$185,340
Total Broadcasting & Entertainment	$185,340
Principal Amount USD ($)	Value
Computers & Electronics - 0.0%†
171,500	Iron Mountain Information Management LLC, Incremental Term B Loan, 2.154% (LIBOR + 175 bps), 1/2/26	$161,639
Total Computers & Electronics	$161,639
Diversified & Conglomerate Service - 0.1%
122,481	Tempo Acquisition LLC, Initial Term Loan, 3.154% (LIBOR + 275 bps), 5/1/24	$113,295
95,794	West Corp., Incremental Term B-1 Loan, 4.95% (LIBOR + 350 bps), 10/10/24	74,753
Total Diversified & Conglomerate Service	$188,048
Environmental Services - 0.0%†
137,474	GFL Environmental, Inc., Effective Date Incremental Term Loan, 4.0% (LIBOR + 300 bps), 5/30/25	$135,338
Total Environmental Services	$135,338
Insurance - 0.0%†
79,642	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 3.404% (LIBOR + 300 bps), 11/3/24	$76,507
97,990	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.404% (LIBOR + 300 bps), 5/16/24	92,274
Total Insurance	$168,781
Leasing - 0.1%
61,380	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.5% (LIBOR + 175 bps), 1/15/25	$58,021
74,275	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	69,280
132,300	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 4.639% (LIBOR + 375 bps), 9/11/23	116,093
Total Leasing	$243,394
Professional & Business Services - 0.0%†
171,938	SIWF Holdings, Inc., (aka Spring Window Fashions), First Lien Initial Term Loan, 5.322% (LIBOR + 425 bps), 6/15/25	$154,529
Total Professional & Business Services	$154,529
Securities & Trusts - 0.0%†
66,152	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 5.635% (LIBOR + 450 bps), 10/19/26	$57,331
Total Securities & Trusts	$57,331
Telecommunications - 0.1%
99,750	CenturyLink, Inc. Term B Loan, 2.654% (LIBOR + 225 bps), 3/15/27	$94,738
Total Telecommunications	$94,738
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
(Cost $1,716,066)	$1,597,767
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.5% of Net Assets
39,000	Fannie Mae, 2.5%, 3/1/43	$40,864
27,758	Fannie Mae, 2.5%, 4/1/43	29,084
11,934	Fannie Mae, 2.5%, 8/1/43	12,504
23,324	Fannie Mae, 2.5%, 4/1/45	24,439
32,691	Fannie Mae, 2.5%, 4/1/45	34,254
31,434	Fannie Mae, 2.5%, 8/1/45	32,936
66,575	Fannie Mae, 3.0%, 10/1/30	70,714
135,780	Fannie Mae, 3.0%, 5/1/31	144,814
17,541	Fannie Mae, 3.0%, 2/1/43	18,841
171,512	Fannie Mae, 3.0%, 6/1/45	184,963
8,418	Fannie Mae, 3.0%, 5/1/46	9,016
15,719	Fannie Mae, 3.0%, 5/1/46	16,905
77,495	Fannie Mae, 3.0%, 5/1/46	84,173
8,186	Fannie Mae, 3.0%, 10/1/46	8,765
5,004	Fannie Mae, 3.0%, 1/1/47	5,359
21,153	Fannie Mae, 3.0%, 4/1/48	22,965
860,000	Fannie Mae, 3.0%, 5/1/49 (TBA)	907,871
31,476	Fannie Mae, 3.0%, 7/1/49	33,935
40,999	Fannie Mae, 3.0%, 7/1/49	44,515
832,127	Fannie Mae, 3.5%, 7/1/43	899,102
234,772	Fannie Mae, 3.5%, 1/1/47	252,380
65,000	Fannie Mae, 3.5%, 5/1/35 (TBA)	68,605
2,650,000	Fannie Mae, 3.5%, 5/1/48 (TBA)	2,800,125
72,090	Fannie Mae, 3.5%, 2/1/49	75,967
83,491	Fannie Mae, 3.5%, 4/1/49	87,536
290,496	Fannie Mae, 3.5%, 5/1/49	319,060
420,005	Fannie Mae, 3.5%, 5/1/49	464,987
388,123	Fannie Mae, 3.5%, 6/1/49	421,726
648,748	Fannie Mae, 3.5%, 9/1/49	718,255
135,277	Fannie Mae, 4.0%, 10/1/40	152,761
284,604	Fannie Mae, 4.0%, 3/1/41	311,290
75,083	Fannie Mae, 4.0%, 5/1/42	82,142
359,536	Fannie Mae, 4.0%, 6/1/42	393,390
133,986	Fannie Mae, 4.0%, 9/1/42	146,595
172,000	Fannie Mae, 4.0%, 7/1/43	183,148
113,443	Fannie Mae, 4.0%, 8/1/43	123,770
193,304	Fannie Mae, 4.0%, 8/1/43	211,503
64,997	Fannie Mae, 4.0%, 4/1/47	70,524
19,494	Fannie Mae, 4.0%, 6/1/47	21,152
32,881	Fannie Mae, 4.0%, 6/1/47	35,677
733,802	Fannie Mae, 4.0%, 3/1/48	781,764
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,200,000	Fannie Mae, 4.0%, 5/1/49	$1,278,139
1,515	Fannie Mae, 4.5%, 11/1/20	1,598
288,160	Fannie Mae, 4.5%, 6/1/40	320,026
202,190	Fannie Mae, 4.5%, 4/1/41	224,577
260,570	Fannie Mae, 4.5%, 12/1/43	288,480
1,620,000	Fannie Mae, 4.5%, 5/1/49 (TBA)	1,746,563
127,804	Fannie Mae, 5.0%, 5/1/31	139,947
48,063	Fannie Mae, 5.0%, 6/1/49	52,179
38,633	Fannie Mae, 5.0%, 10/1/49	41,972
11,595	Fannie Mae, 5.5%, 3/1/23	12,113
5,801	Fannie Mae, 5.5%, 3/1/34	6,355
8,880	Fannie Mae, 5.5%, 12/1/34	10,077
50,851	Fannie Mae, 5.5%, 10/1/35	58,116
19,535	Fannie Mae, 5.5%, 12/1/35	22,299
23,881	Fannie Mae, 5.5%, 12/1/35	27,261
15,927	Fannie Mae, 5.5%, 5/1/37	18,185
88,854	Fannie Mae, 5.5%, 5/1/38	101,292
561	Fannie Mae, 6.0%, 9/1/29	633
1,681	Fannie Mae, 6.0%, 8/1/32	1,933
12,309	Fannie Mae, 6.0%, 12/1/33	13,818
8,956	Fannie Mae, 6.0%, 10/1/37	10,287
5,688	Fannie Mae, 6.0%, 12/1/37	6,547
10,637	Fannie Mae, 6.5%, 4/1/29	11,900
3,577	Fannie Mae, 6.5%, 7/1/29	3,984
15,271	Fannie Mae, 6.5%, 5/1/32	17,429
12,854	Fannie Mae, 6.5%, 9/1/32	15,313
6,530	Fannie Mae, 6.5%, 10/1/32	7,528
9,875	Fannie Mae, 7.0%, 1/1/36	11,704
55,372	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	59,752
107,430	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	115,925
60,863	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	65,396
125,866	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	135,208
15,632	Federal Home Loan Mortgage Corp., 3.0%, 10/1/46	16,984
30,969	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	33,268
249,155	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	268,601
9,960	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	10,744
112,849	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	121,104
229,952	Federal Home Loan Mortgage Corp., 3.5%, 3/1/42	248,213
191,088	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	208,005
206,140	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	223,823
225,767	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	243,582
18,210	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	19,698
217,533	Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	238,100
354,179	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	387,160
389,865	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	426,004
231,181	Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	252,670
42,321	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	45,928
61,270	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	66,309
139,909	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	151,823
33,340	Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	36,529
134,568	Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	149,461
67,958	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	75,367
143,185	Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	159,125
25,870	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	29,548
23,050	Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	26,339
4,907	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	5,577
12,858	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	14,686
58,191	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	63,292
1,137,544	Federal Home Loan Mortgage Corp., 5.0%, 12/1/49	1,234,968
14,573	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	16,663
9,508	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	10,946
15,427	Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	17,736
6,780	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	8,087
71,574	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	73,721
153,956	Government National Mortgage Association I, 3.5%, 11/15/41	165,275
30,606	Government National Mortgage Association I, 3.5%, 10/15/42	32,848
318,898	Government National Mortgage Association I, 4.0%, 9/15/41	345,706
63,403	Government National Mortgage Association I, 4.0%, 4/15/45	69,149
91,547	Government National Mortgage Association I, 4.0%, 6/15/45	99,884
49,081	Government National Mortgage Association I, 4.5%, 5/15/39	54,766
9,476	Government National Mortgage Association I, 5.5%, 8/15/33	10,690
10,541	Government National Mortgage Association I, 5.5%, 9/15/33	11,513
11,286	Government National Mortgage Association I, 6.0%, 10/15/33	12,689
9,774	Government National Mortgage Association I, 6.0%, 9/15/34	10,866
53,361	Government National Mortgage Association I, 6.0%, 9/15/38	60,768
8,140	Government National Mortgage Association I, 6.5%, 10/15/28	8,951
17,459	Government National Mortgage Association I, 6.5%, 5/15/31	19,754
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
15,707	Government National Mortgage Association I, 6.5%, 6/15/32	$18,900
16,197	Government National Mortgage Association I, 6.5%, 12/15/32	19,475
21,054	Government National Mortgage Association I, 6.5%, 5/15/33	24,055
245	Government National Mortgage Association I, 7.0%, 8/15/28	278
2,650	Government National Mortgage Association I, 8.0%, 2/15/30	2,662
58,646	Government National Mortgage Association II, 4.0%, 12/20/49	62,431
624,098	Government National Mortgage Association II, 4.0%, 1/20/50	664,555
77,251	Government National Mortgage Association II, 4.5%, 9/20/44	83,173
30,562	Government National Mortgage Association II, 4.5%, 10/20/44	33,558
63,325	Government National Mortgage Association II, 4.5%, 11/20/44	69,525
601,660	Government National Mortgage Association II, 4.5%, 1/20/50	643,583
20,829	Government National Mortgage Association II, 5.5%, 2/20/34	23,588
32,717	Government National Mortgage Association II, 6.5%, 11/20/28	37,904
1,534	Government National Mortgage Association II, 7.5%, 9/20/29	1,808
1,500,000(h)	U.S. Treasury Bills, 5/5/20	1,499,992
5,000,000(h)	U.S. Treasury Bills, 5/12/20	4,999,901
460,792	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	587,428
1,038,226	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	1,347,160
1,332,217	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	1,756,617
976,591	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	1,305,314
2,750,000	U.S. Treasury Notes, 0.375%, 4/30/25	2,753,975
2,500,000	U.S. Treasury Notes, 1.5%, 2/15/30	2,707,618
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $37,816,285)	$39,605,332
Principal Amount USD ($)	Value
TEMPORARY CASH INVESTMENTS - 1.0% of Net Assets
REPURCHASE AGREEMENT - 1.0%
3,000,000	$3,000,000 RBC Capital Markets LLC, 0.03%, dated 4/30/20 plus accrued interest on 5/1/20 collateralized by the following: $3,657 Federal National Mortgage Association, 5.5%, 6/1/38. $2,039,955 Freddie Mac Giant, 4.0%, 3/1/49. $1,016,391 Government National Mortgage Association, 3.0%, 7/20/46.	$3,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,000,000)	$3,000,000
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
(Cost $289,122,478)	$314,416,238
Shares	Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
AFFILIATED ISSUER - 0.3%
CLOSED-END FUND - 0.3% of Net Assets
110,371(l)	Pioneer ILS Interval Fund	$60,892	$ –	$(27,593)	$934,842
TOTAL CLOSED-END FUND
(Cost $1,123,856)	$934,842
TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.3%
(Cost $1,123,856)	$934,842
OTHER ASSETS AND LIABILITIES - (0.1)%	$(315,753)
NET ASSETS - 100.0%	$315,035,327

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2020, the value of these securities amounted to $35,021,738, or 11.1% of net assets.

(A.D.R.)	American Depositary Receipts.
(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2020.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2020.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at April 30, 2020.
(g)	Securities are restricted as to resale.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Consists of Revenue Bonds unless otherwise indicated.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
54	U.S. 2 Year Note (CBT)	6/30/20	$11,728,125	$11,903,203	$175,078
19	U.S. 5 Year Note (CBT)	6/30/20	2,334,180	2,384,204	50,024
7	U.S. Ultra Bond (CBT)	6/19/20	1,443,625	1,573,469	129,844
			$15,505,930	$15,860,876	$354,946

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
27	U.S. 10 Year Note (CBT)	6/19/20	$3,589,352	$3,754,688	$(165,336)
34	U.S. 10 Year Ultra	6/19/20	5,049,594	5,339,063	(289,469)
1	U.S. Long Bond (CBT)	6/19/20	178,031	181,031	(3,000)
			$8,816,977	$9,274,782	$(457,805)
TOTAL FUTURES CONTRACTS			$6,688,953	$6,586,094	$(102,859)

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$198,476,902	$–	$–	$198,476,902
Convertible Preferred Stock	917,639	–	–	917,639
Asset Backed Securities	–	6,699,046	–	6,699,046
Collateralized Mortgage Obligations	–	12,263,950	–	12,263,950
Commercial Mortgage-Backed Securities	–	6,860,136	–	6,860,136
Corporate Bonds	–	42,503,835	–	42,503,835
Foreign Government Bond	–	272,628	–	272,628
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	25	25
Reinsurance Sidecars
Multiperil - U.S.	–	–	17,961	17,961
Multiperil - Worldwide	–	–	232,068	232,068
All Other Insurance-Linked Securities	–	1,430,400	–	1,430,400
Municipal Bonds	–	538,549	–	538,549
Senior Secured Floating Rate Loan Interests	–	1,597,767	–	1,597,767
U.S. Government and Agency Obligations	–	39,605,332	–	39,605,332
Repurchase Agreement	–	3,000,000	–	3,000,000
Affiliated Closed-End Fund	–	934,842	–	934,842
Total Investments in Securities	$199,394,541	$115,706,485	$250,054	$315,351,080
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(102,859)	$–	$–	$(102,859)
Total Other Financial Instruments	$(102,859)	$–	$–	$(102,859)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 7/31/19	$394,228
Realized gain (loss)	(382)
Changed in unrealized appreciation (depreciation)	(123,151)
Accrued discounts/premiums	--
Purchases	--
Sales	(20,641)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 4/30/20	$250,054

*	Transfers are calculated on the beginning of period value. During the nine months ended April 30, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2020: $(122,355).